Leases (Narrative) (Details) - USD ($) $ in Millions	12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016
Rent expense	$ 33.0	$ 34.8	$ 41.0
Maximum [Member]
Lease expiration	Feb. 01, 2034